Spartan®

Money Market

Fund

Annual Report

April 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	6	The manager's review of fund performance, strategy and outlook.
Investment Changes	8	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	9	A complete list of the fund's investments.
Financial Statements	20	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	24	Notes to the financial statements.
Report of Independent Accountants	27	The auditors' opinion.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan ® Money Market	6.14%	30.33%	62.55%
All Taxable Money Market Funds Average	5.80%	28.58%	57.20%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 1,084 money market funds.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan Money Market	6.14%	5.44%	4.98%
All Taxable Money Market Funds Average	5.80%	5.15%	4.62%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	5/01/01	1/30/01	10/31/00	8/1/00	5/2/00
Spartan Money Market Fund	4.81%	6.11%	6.25%	6.27%	5.74%
All Taxable Money Market Funds Average	4.25%	5.57%	6.01%	5.98%	5.45%
	5/02/01	1/31/01	11/1/00	8/2/00	5/3/00
MMDA	1.92%	2.06%	2.11%	2.12%	2.03%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Annual Report

Fund Talk: The Manager's Overview

An interview with John Todd, Portfolio Manager of Spartan Money Market Fund

Q. John, what was the investment environment like during the 12 months that ended April 30, 2001?

A. During the early stages of the 12-month period, economic growth was so strong that the Federal Reserve Board felt compelled to raise short-term interest rates several times, culminating in a 0.50 percentage point increase in the fed funds target rate at the end of May 2000. The Fed was seeking to temper growth enough to keep inflationary pressures from building. By the end of the summer, money market rates reflected the belief that the Fed would stay on the sidelines until after November's elections. In the second half of the period, extreme volatility hit the capital markets, with stock prices falling sharply. In the bond market, there was a flight to Treasury securities. It became evident that the Fed would not raise rates again, and it became a distinct possibility that the Fed would lower rates in response to the dramatic economic slowdown and help restore order to the capital markets.

Q. What happened during the second half of the period?

A. The end of 2000 was marked by uncertainty over the results of the presidential election as well as increasing evidence that economic growth was softening more than expected. Credit concerns riddled the markets, and the Fed announced that it was on "heightened alert" to make sure that the economy didn't stumble badly. On January 3, 2001, on the heels of a very weak purchasing managers' report, the Fed surprised the market with an unexpected cut in short-term interest rates, followed by another decrease in late January. March brought with it another 0.50 percentage point cut, and then in April the Fed once again unexpectedly reduced the fed funds rate by an additional half percentage point between meetings. When all was said and done, the Fed had lowered the fed funds target rate from 6.50% to 4.50% within only three and a half months. This was one of the most aggressive series of rate cuts on a percentage basis in the Fed's history. (Portfolio Manager photograph)

Q. What was your strategy with the fund?

A. At the beginning of the period, I invested in longer-maturity money market securities selectively, looking for those investments with yields that factored in the Fed rate increases I expected, or even more aggressive Fed tightening action. I also focused on very short-term money market securities in order to take advantage of rising yields. Through the middle part of the year, credit concerns and the relative unattractiveness of longer-term yields led me to shorten the fund's average maturity. When it became obvious that the Fed was embarking on a program of easing short-term interest rates, I purchased securities in the three- to six-month range. By doing so, I was able to lock in higher yields in a declining rate environment, at the same time protecting the fund from possible credit problems by avoiding money market securities with longer maturities.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on April 30, 2001, was 4.82%, compared to 5.73% 12 months ago. For the 12 months that ended April 30, 2001, the fund had a total return of 6.14%, compared to 5.80% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, John?

A. There have been signs of strength amid the weakness in the U.S. economy. Automobile manufacturers have recovered somewhat from a dismal fourth quarter of 2000, ramping up production after having reduced excess inventories. The new and existing housing markets have remained strong, a surprising development within an environment of declining consumer confidence. At the same time, the past few months have witnessed a noticeable deterioration in the labor market. The big question at this point is what kind of an effect rising unemployment might have on consumer spending. Even those people with jobs could cut back on their spending if they feel their jobs might be in jeopardy. Nevertheless, it appears that the deterioration in the corporate bond and equity markets has come to an end, and the financial markets tend to recover before the overall economy. The Fed has mentioned that it expects conditions to improve in the second half of 2001. That might be a bit premature, but we should at least see some signs of improvement by the end of 2001 and the beginning of 2002.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high current income as is consistent with preservation of capital and liquidity by investing in U.S. dollar-denominated money market securities and repurchase agreements

Fund number: 454

Trading symbol: SPRXX

Start date: January 23, 1989

Size: as of April 30, 2001, more than $10.3 billion

Manager: John Todd, since 1989; manager, various Fidelity and Spartan money market funds; joined Fidelity in 1981

3

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/01	% of fund's investments 10/31/00	% of fund's investments 4/30/00
0 - 30	53.9	61.9	63.4
31 - 90	38.5	15.4	19.0
91 - 180	6.3	18.4	5.4
181 - 397	1.3	4.3	12.2
Weighted Average Maturity (Fund's Average)
	4/30/01	10/31/00	4/30/00
Spartan Money Market Fund	37 Days	45 Days	59 Days
All Taxable Money Market Funds Average *	50 Days	50 Days	47 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Commercial Paper 29.2%	Commercial Paper 36.4%
Bank CDs, BAs, TDs, and Notes 67.8%	Bank CDs, BAs, TDs, and Notes 53.1%
Government Securities 4.3%	Government Securities 6.3%
Other Investments 0.3%	Other Investments 6.2%
Net Other Assets (1.6)%**	Net Other Assets (2.0)%**

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Annual Report

Investments April 30, 2001

Showing Percentage of Net Assets

Certificates of Deposit - 57.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 3.1%
Chase Manhattan Bank USA NA
5/1/01	5.07%	$ 100,000	$ 100,000
Citibank NA, New York
7/2/01	4.78	50,000	50,000
First Union National Bank, North Carolina
5/15/01	7.35	25,000	25,000
Suntrust Bank
5/17/01	5.05	150,000	150,000
			325,000
London Branch, Eurodollar, Foreign Banks - 34.9%
Abbey National Treasury Services PLC
6/18/01	4.83	30,000	30,000
7/12/01	4.63	20,000	20,000
7/18/01	4.70	50,000	50,000
8/20/01	5.21	115,000	115,000
8/20/01	5.22	50,000	50,000
Alliance & Leicester PLC
7/3/01	4.80	100,000	100,001
7/18/01	4.71	25,000	25,000
Banco Bilbao Vizcaya Argentaria SA
6/18/01	6.27	30,000	30,001
Bank of Nova Scotia
5/8/01	5.11	100,000	100,000
Bank of Scotland Treasury Services PLC
5/14/01	5.31	110,000	110,000
6/15/01	4.85	25,000	25,003
Banque Bruxelles Lambert SA (BBL)
5/23/01	4.90	35,000	35,000
Barclays Bank PLC
5/7/01	5.30	200,000	200,000
Bayerische Hypo-und Vereinsbank AG
5/24/01	5.44	20,000	20,000
6/15/01	4.96	80,000	80,000
6/18/01	4.92	45,000	45,000
6/19/01	4.81	15,000	15,000
6/25/01	5.38	20,000	20,000
7/16/01	4.88	45,000	45,000
8/15/01	5.15	70,000	70,000
BNP Paribas SA
6/4/01	4.89	50,000	50,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Bradford & Bingley PLC
5/14/01	5.32%	$ 35,000	$ 35,000
Commerzbank AG
5/25/01	5.43	50,000	50,000
Credit Agricole Indosuez
5/31/01	6.60	50,000	50,000
7/11/01	4.64	100,000	100,001
Credit Suisse First Boston Bank
5/8/01	5.31	10,000	10,000
Deutsche Bank AG
5/7/01	5.09	165,000	165,000
5/21/01	4.90	100,000	100,000
Dresdner Bank AG
6/29/01	5.45	20,000	20,000
Halifax PLC
5/9/01	5.30	91,000	91,000
6/11/01	4.81	50,000	50,000
6/25/01	5.36	80,000	80,000
6/29/01	5.39	50,000	50,000
ING Bank NV
5/7/01	5.10	75,000	75,000
5/14/01	5.07	135,000	135,000
6/4/01	6.52	50,000	50,000
6/5/01	5.01	35,000	35,000
6/12/01	4.98	100,000	100,000
6/25/01	5.37	70,000	70,000
7/16/01	4.90	5,000	5,000
8/20/01	5.22	25,000	25,000
Kredietbank NV
5/7/01	5.11	50,000	50,012
Landesbank Baden-Wuerttemberg
5/9/01	5.33	45,000	45,000
5/15/01	5.30	60,000	60,000
Merita Bank PLC
5/8/01	5.10	60,000	60,000
Nationwide Building Society
6/13/01	5.26	60,000	60,000
6/26/01	4.75	25,000	25,000
Norddeutsche Landesbank Girozentrale
5/8/01	5.30	20,000	20,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Societe Generale
6/19/01	4.84%	$ 150,000	$ 150,000
Svenska Handelsbanken AB
5/21/01	4.91	25,000	25,000
Toronto Dominion Bank
5/21/01	4.90	50,000	50,000
Westdeutsche Landesbank Girozentrale
6/1/01	4.84	250,000	250,001
6/25/01	4.77	127,000	127,000
7/2/01	4.80	25,000	25,000
8/14/01	5.15	65,000	65,000
8/15/01	5.17	55,000	55,000
			3,598,019
New York Branch, Yankee Dollar, Foreign Banks - 19.8%
Bank of Scotland Treasury Services PLC
5/31/01	4.39 (b)	45,000	44,993
Barclays Bank PLC
5/1/01	4.57 (b)	80,000	79,986
BNP Paribas SA
6/22/01	4.75	100,000	100,000
Canadian Imperial Bank of Commerce
5/1/01	4.62 (b)	65,000	64,994
Commerzbank AG
5/15/01	5.30	80,000	80,000
6/25/01	4.76	50,000	50,000
6/26/01	4.80	25,000	25,000
Credit Agricole Indosuez
6/12/01	6.35	60,000	60,000
Dexia Bank SA
6/25/01	4.85	20,000	19,997
8/1/01	4.26	70,000	70,002
Dresdner Bank AG
9/4/01	6.43	40,000	40,000
Lloyds TSB Bank PLC
5/25/01	5.40	100,000	100,000
6/15/01	6.35	75,000	75,000
6/18/01	5.28	50,000	50,000
Merita Bank PLC
5/7/01	5.31	100,000	100,000
6/4/01	6.27	65,000	65,015
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
National Bank of Canada
6/12/01	4.76%	$ 60,000	$ 60,000
National Westminster Bank PLC
5/31/01	4.91	30,000	30,000
6/4/01	4.88	125,000	125,000
6/14/01	4.98	25,000	25,000
11/1/01	4.22	40,000	39,996
RaboBank Nederland Coop. Central
5/8/01	7.15	50,000	50,000
Royal Bank of Canada
5/1/01	4.62 (b)	150,000	149,990
5/2/01	7.00	25,000	25,000
5/3/01	7.10	75,000	75,000
Societe Generale
5/7/01	5.00 (b)	75,000	74,992
5/8/01	5.30	200,000	200,000
Svenska Handelsbanken AB
5/2/01	7.00	35,000	35,000
Toronto Dominion Bank
5/21/01	5.32	20,000	20,000
UBS AG
5/1/01	7.00	105,000	105,000
			2,039,965
TOTAL CERTIFICATES OF DEPOSIT			5,962,984
Commercial Paper - 29.2%

Amsterdam Funding Corp.
7/3/01	4.72	20,000	19,837
ANZ (Delaware), Inc.
7/13/01	4.63	40,000	39,629
AT&T Corp.
5/14/01	5.01 (b)	30,000	29,986
5/21/01	5.08 (b)	90,000	89,936
7/11/01	5.24	45,000	44,541
Bayerische Landesbank Girozentrale
6/13/01	6.35	60,000	59,559
CIESCO LP
5/24/01	4.94	20,000	19,937
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
ConAgra Foods, Inc.
5/15/01	5.33%	$ 4,000	$ 3,992
5/25/01	4.76	18,000	17,943
Corporate Asset Funding Co.
5/7/01	5.31	40,000	39,965
Countrywide Home Loans, Inc.
5/4/01	5.09	10,000	9,996
CXC, Inc.
5/29/01	5.29	15,000	14,939
6/13/01	4.98	50,000	49,706
6/13/01	5.02	25,000	24,852
Den Danske Corp., Inc.
5/14/01	5.31	20,000	19,962
Deutsche Bank Financial, Inc.
5/7/01	6.63	30,000	29,968
5/11/01	5.46	95,000	94,858
6/29/01	6.36	35,000	34,648
Dexia Delaware LLC
6/19/01	4.75	50,000	49,681
6/22/01	4.75	10,000	9,932
8/7/01	5.18	65,000	64,106
Dominion Resources, Inc.
5/30/01	5.36	40,000	39,829
Ford Motor Credit Co.
5/8/01	5.12	40,000	39,961
5/11/01	4.97	45,000	44,938
5/11/01	5.10	90,000	89,874
6/20/01	4.53	25,000	24,844
7/17/01	4.52	30,000	29,713
7/19/01	4.45	25,000	24,759
Fortis Funding LLC
5/22/01	5.26	50,000	49,849
6/18/01	4.76	27,000	26,831
GE Capital International Funding, Inc.
5/9/01	5.32	50,000	49,942
General Electric Capital Corp.
5/7/01	5.34	45,000	44,960
5/7/01	5.44	25,000	24,978
5/18/01	4.86	30,000	29,932
6/5/01	5.17	50,000	49,752
6/11/01	4.90	45,000	44,752
7/10/01	4.89	50,000	49,532
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Electric Capital Corp. - continued
7/11/01	4.84%	$ 30,000	$ 29,718
8/21/01	4.19	25,000	24,679
General Motors Acceptance Corp.
5/2/01	5.46	40,000	39,994
5/21/01	5.12	40,000	39,887
5/21/01	5.32	30,000	29,913
5/30/01	5.18	55,000	54,774
6/12/01	5.31	55,000	54,665
Heller Financial, Inc.
5/1/01	6.19	5,000	5,000
5/7/01	6.23	10,000	9,990
5/8/01	6.23	5,000	4,994
5/25/01	5.40	5,000	4,982
5/30/01	4.77	25,000	24,904
Jupiter Securitization Corp.
5/1/01	5.47	17,175	17,175
5/10/01	5.34	14,174	14,155
5/11/01	5.32	54,060	53,981
6/14/01	5.01	13,307	13,226
Kitty Hawk Funding Corp.
6/1/01	6.55	17,278	17,184
Lehman Brothers Holdings, Inc.
8/8/01	5.43	40,000	39,420
Lower Colorado River Auth. Rev.
5/9/01	5.12	40,000	40,000
New Center Asset Trust
5/17/01	5.10	100,000	99,776
6/12/01	4.88	25,000	24,859
Newport Funding Corp.
7/5/01	4.75	40,035	39,696
8/21/01	5.10	15,000	14,768
Nordbanken, North America, Inc.
5/15/01	5.33	40,000	39,918
Northern Rock PLC
5/21/01	4.89	50,000	49,865
Park Avenue Receivables Corp.
5/9/01	4.98	10,000	9,989
PHH Corp.
5/1/01	5.00	25,000	25,000
7/27/01	4.78	10,000	9,886
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Phillips Petroleum Co.
5/1/01	4.87%	$ 25,000	$ 25,000
Preferred Receivables Funding Corp.
5/25/01	4.89	5,000	4,984
Qwest Capital Funding, Inc.
5/7/01	6.46	10,000	9,989
5/11/01	5.86	20,000	19,968
6/11/01	5.79	15,000	14,903
RaboBank Nederland Coop. Central
6/29/01	4.81	30,000	29,766
Salomon Smith Barney Holdings, Inc.
5/7/01	5.44	40,000	39,964
Santander Finance, Inc.
5/15/01	6.29	100,000	99,762
10/12/01	4.13	25,000	24,531
Sears Roebuck Acceptance Corp.
5/15/01	6.19	5,000	4,988
5/22/01	6.19	5,000	4,982
6/14/01	5.42	15,000	14,902
6/19/01	5.42	10,000	9,927
6/20/01	5.42	5,000	4,963
Tyco International Group SA
5/1/01	5.00	25,000	25,000
5/1/01	6.23	20,000	20,000
5/7/01	6.23	14,000	13,986
5/9/01	6.20	24,000	23,967
5/24/01	6.16	10,000	9,961
UBS Finance, Inc.
5/21/01	6.40	75,000	74,741
5/25/01	6.61	100,000	99,574
Unilever Capital Corp.
6/7/01	5.11 (b)	70,000	70,014
Variable Funding Capital Corp.
5/10/01	4.91	75,000	74,909
Windmill Funding Corp.
6/1/01	4.87	30,000	29,875
TOTAL COMMERCIAL PAPER			3,015,473
Federal Agencies - 4.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 2.0%
Agency Coupons - 0.6%
7/25/01	4.21% (b)	$ 62,000	$ 61,960
Discount Notes - 1.4%
5/10/01	5.15	50,000	49,936
5/17/01	5.25	25,000	24,942
5/24/01	5.20	20,000	19,934
7/19/01	4.71	50,000	49,489
			144,301
			206,261
Federal Home Loan Bank - 0.7%
Discount Notes - 0.7%
7/25/01	4.19	75,000	74,265
Freddie Mac - 1.6%
Discount Notes - 1.6%
5/17/01	5.24	70,000	69,839
4/25/02	4.30	97,030	93,039
			162,878
TOTAL FEDERAL AGENCIES			443,404
Bank Notes - 3.5%

American Express Centurion Bank
5/1/01	4.68 (b)	75,000	75,000
5/7/01	5.04 (b)	20,000	20,000
5/23/01	4.49 (b)	60,000	60,000
Bank of America NA
6/8/01	6.08	50,000	50,000
Bank One NA, Chicago
5/2/01	6.64	65,000	65,000
5/24/01	5.43	20,000	20,000
6/4/01	6.55	25,000	25,000
6/25/01	5.38	20,000	20,000
Comerica Bank
5/1/01	4.64 (b)	25,000	24,999
TOTAL BANK NOTES			359,999
Master Notes - 0.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Goldman Sachs Group, Inc.
5/9/01	5.03% (c)	$ 40,000	$ 40,000
Medium-Term Notes - 3.4%

Associates Corp. of North America
6/29/01	4.86 (b)	90,000	90,000
Bank of Scotland Treasury Services PLC
7/25/01	4.48 (b)	17,000	17,018
Citicorp
5/24/01	5.47 (b)	55,000	55,021
General Motors Acceptance Corp.
5/29/01	4.40 (b)	45,000	44,996
General Motors Acceptance Corp. Mortgage Credit
5/1/01	5.13 (b)	30,000	30,000
5/1/01	5.14 (b)	25,000	25,000
5/2/01	5.13 (b)	25,000	24,996
Merrill Lynch & Co., Inc.
5/21/01	5.08 (b)	40,000	40,000
URI Trust 2000-1
6/18/01	4.99 (b)(c)	23,000	23,000
TOTAL MEDIUM-TERM NOTES			350,031
Short-Term Notes - 2.7%

Jackson National Life Insurance Co.
7/1/01	5.03 (b)(c)	34,000	34,000
Monumental Life Insurance Co.
5/1/01	5.22 (b)(c)	29,000	29,000
5/1/01	5.73 (b)(c)	35,000	35,000
New York Life Insurance Co.
6/1/01	5.23 (b)(c)	25,000	25,000
7/1/01	4.88 (b)(c)	35,000	35,000
7/1/01	5.00 (b)(c)	15,000	15,000
Pacific Life Insurance Co.
6/8/01	5.20 (b)(c)	10,000	10,000
RACERS Series 00 10MM,
5/22/01	4.54 (a)(b)	40,000	40,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Transamerica Occidental Life Insurance Co.
5/1/01	5.70% (b)(c)	$ 50,000	$ 50,000
TOTAL SHORT-TERM NOTES			273,000
Repurchase Agreements - 0.3%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated 4/30/01 due 5/1/01 At 4.65%	$ 187	187
With Bank of America NA At 4.79%, dated 4/30/01 due 5/1/01 (Commercial Paper Obligations) (principal amount $34,820,000) 0%, 5/10/01 - 5/24/01	34,005	34,000
TOTAL REPURCHASE AGREEMENTS		34,187
TOTAL INVESTMENT PORTFOLIO - 101.6%		10,479,078
NET OTHER ASSETS - (1.6)%		(162,562)
NET ASSETS - 100%		$ 10,316,516
Total Cost for Income Tax Purposes $ 10,479,078
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,000,000 or 0.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc. 5.03%, 5/9/01	4/9/01	$ 40,000
Jackson National Life Insurance Co. 5.03%, 7/1/01	7/6/99	$ 34,000
Monumental Life Insurance Co.: 5.22%, 5/1/01	7/31/98 - 9/17/98	$ 29,000
5.73%, 5/1/01	2/1/00	$ 35,000
New York Life Insurance Co.: 4.88%, 7/1/01	4/18/01	$ 35,000
5.00%, 7/1/01	12/20/00	$ 15,000
5.23%, 6/1/01	8/28/00	$ 25,000
Pacific Life Insurance Co 5.20%, 6/8/01	9/8/00	$ 10,000
Transamerica Occidental Life Insurance Co. 5.70%, 5/1/01	4/28/00	$ 50,000
URI Trust 2000-1 4.99%, 6/18/01	12/15/00	$ 23,000
Income Tax Information

At April 30, 2001, the fund had a capital loss carryforward of approximately $1,561,000 of which $921,000, $476,000, $162,000 and $2,000 will expire on April 30, 2002, 2003, 2004 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

|

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2001
Assets
Investment in securities, at value (including repurchase agreements of $34,187) - See accompanying schedule		$ 10,479,078
Cash		8
Receivable for fund shares sold		20,766
Interest receivable		83,209
Other receivables		10
Total assets		10,583,071
Liabilities
Payable for investments purchased	$ 203,045
Payable for fund shares redeemed	57,212
Distributions payable	2,244
Accrued management fee	3,906
Other payables and accrued expenses	148
Total liabilities		266,555
Net Assets		$ 10,316,516
Net Assets consist of:
Paid in capital		$ 10,318,077
Accumulated net realized gain (loss) on investments		(1,561)
Net Assets, for 10,317,566 shares outstanding		$ 10,316,516
Net Asset Value, offering price and redemption price per share ($10,316,516 ÷ 10,317,566 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	April 30, 2001
Investment Income Interest		$ 626,105
Expenses
Management fee	$ 43,976
Non-interested trustees' compensation	33
Total expenses before reductions	44,009
Expense reductions	(366)	43,643
Net investment income		582,462
Net Realized Gain (Loss) on Investments		960
Net increase in net assets resulting from operations		$ 583,422

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2001	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 582,462	$ 493,063
Net realized gain (loss)	960	7
Net increase (decrease) in net assets resulting from operations	583,422	493,070
Distributions to shareholders from net investment income	(582,462)	(493,063)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	9,182,357	9,438,870
Reinvestment of distributions from net investment income	545,066	461,166
Cost of shares redeemed	(8,907,651)	(9,912,207)
Net increase (decrease) in net assets and shares resulting from share transactions	819,772	(12,171)
Total increase (decrease) in net assets	820,732	(12,164)
Net Assets
Beginning of period	9,495,784	9,507,948
End of period	$ 10,316,516	$ 9,495,784

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.060	.052	.050	.053	.051
Less Distributions
From net investment income	(.060)	(.052)	(.050)	(.053)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	6.14%	5.30%	5.12%	5.43%	5.21%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 10,317	$ 9,496	$ 9,508	$ 8,863	$ 9,300
Ratio of expenses to average net assets	.45%	.45%	.45%	.45%	.45%
Ratio of net investment income to average net assets	5.96%	5.18%	5.00%	5.31%	5.09%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the account closeout fee.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2001

1. Significant Accounting Policies.

Spartan® Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $296,000,000 or 2.9% of net assets.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $99,000 for the period.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company.

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Money Market Insurance - continued

FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $15,384,000. The weighted average interest rate was 6.66%. Interest earned from the interfund lending program amounted to $17,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

5. Expense Reductions.

Through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $366,000 under this arrangement.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Money Market Fund(a fund of Fidelity Hereford Street Trust) at April 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

June 1, 2001

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Money Market Funds

Fidelity® Cash Reserves

Fidelity Daily Income Trust

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPM-ANN-0601 134801
1.703534.103

Spartan®

U.S. Treasury
Money Market

Fund

Annual Report

April 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan ® US Treasury Money Market	5.70%	27.85%	57.04%
Treasury Retail Money Market Funds Average	5.42%	26.48%	54.09%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the treasury retail money market funds average, which reflects the performance of treasury retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 29 money market funds.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan US Treasury Money Market	5.70%	5.04%	4.62%
Treasury Retail Money Market Funds Average	5.42%	4.81%	4.41%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	5/01/01	1/30/01	10/31/00	8/1/00	5/2/00
Spartan U.S. Treasury Money Market Fund	4.46%	5.62%	5.90%	5.77%	5.40%
Treasury Retail Money Market Funds Average	4.05%	5.29%	5.58%	5.38%	5.12%
	5/02/01	1/31/01	11/1/00	8/2/00	5/3/00
MMDA	1.92%	2.06%	2.11%	2.12%	2.03%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the treasury retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the treasury retail money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

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A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Annual Report

Fund Talk: The Manager's Overview

An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Treasury Money Market Fund

Q. Bob, what was the investment environment like during the 12 months that ended April 30, 2001?

A. At the beginning of the period, the Federal Reserve Board was raising short-term interest rates in order to slow growth and head off inflation. The Fed was concerned about several factors that typically cause inflationary pressures to build: Economic growth was above a level at which inflation generally occurs, labor markets were tight and energy prices were on the rise. By the end of May 2000, the Fed had raised the rate banks charge each other for overnight loans - known as the fed funds target rate - up to 6.50%. Sentiment in the market reflected the belief that the Fed would continue raising rates through the end of 2000. However, in the third quarter signs emerged that economic growth was starting to moderate. Short-term rates stabilized and we witnessed a flattening of the money market yield curve - a representation of the difference between short- and long-term yields. The Fed remained on hold through the fourth quarter, although it maintained a bias toward raising rates. During the fourth quarter, it became evident that growth was slowing dramatically due to a series of adverse developments, including higher energy prices and sharp declines in the equity markets. In addition, earlier Fed rate hikes and uncertainty about the results of the presidential election negatively affected consumer activity and sentiment. In December, the Fed announced a shift to a bias toward lowering rates, signaling its concern that a dramatically slower economy might need some support in order to maintain adequate levels of growth.

Q. What moves has the Fed made thus far in 2001?

A. It surprised the market by implementing a 0.50 percentage point cut in the fed funds target rate within the first few days of the year. Since then, the Fed has lowered the target rate by half of a percentage point three more times - including another surprise cut in April - bringing the rate from 6.50% in May 2000 to 4.50% by the end of April 2001. With economic growth falling rapidly, the Fed has responded in an aggressive manner, recognizing that the economic environment had changed significantly. The Fed appears committed to doing whatever is necessary to keep the economy out of a recession.(Portfolio Manager photograph)

Q. With the federal government generating a surplus, the U.S. Treasury is buying back Treasury securities and reducing overall issuance. How has this development influenced the Treasury market?

A. The Treasury's reduction of supply is focused on longer-term securities. In addition, one year bills were reduced, then discontinued, with supply shifted to shorter bills to help maintain the liquidity of these important markets that, among other things, the Fed uses to implement monetary policy. In addition, the Treasury is strongly considering creating a new four-week Treasury bill by the end of September 2001. This new maturity would provide a great vehicle for me to implement fund strategy.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy during the period?

A. At the beginning of the year, I targeted one-year securities because the yield curve was steep and their yields compensated the fund well for the possibility of continued Fed rate increases. Through the period in which the Fed was on hold with monetary policy, I shifted my focus to the one- to six-month range because yields on those maturities offered the best value due to a flatter yield curve. When it became evident that the Fed was going to lower rates, I purchased longer-term securities once again, this time to lock in higher yields. As the Fed's easing program progressed, the market priced in a continued aggressive Fed approach. The yield curve currently is inverted - with short-term yields higher than long-term yields - so investors currently are giving up yield for investing in longer-term money market securities. As a result, I've focused recent purchases in the one- to three-month range.

Q. How did the fund perform?

A. The fund's seven-day yield on April 30, 2001, was 4.47%, compared to 5.41% 12 months ago. For the 12 months that ended April 30, 2001, the fund had a total return of 5.70%, compared to 5.42% for the Treasury retail money market funds average, according to iMoneyNet, Inc.

Q. What is your outlook?

A. Although market prices reflect the belief that the Fed may be nearing the end of its rate-cut program, the expectation is that the Fed will continue to lower rates during the next few months. After having acted aggressively, it would be very much in character for the Fed to pause at some point to assess the impact of its actions. Economic fundamentals currently are very mixed, and waiting for additional data would enable the Fed to have a better-informed perspective on economic prospects for the second half of the year. At that point, the Fed should be able to go either way, although its clear goal is to steer the economy away from a recession. The fund is currently positioned to take advantage of further near-term reductions in short-term interest rates.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income as is consistent with the security of principal and liquidity by investing in U.S. Treasury money market securities whose interest is free from state and local taxes

Fund number: 415

Trading symbol: FDLXX

Start date: January 5, 1988

Size: as of April 30, 2001, more than $2.2 billion

Manager: Robert Litterst, since 1997; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1991

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Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/01	% of fund's investments 10/31/00	% of fund's investments 4/30/00
0 - 30	33.5	26.0	11.7
31 - 90	30.9	25.9	61.1
91 - 180	27.8	43.4	24.4
181 - 397	7.8	4.7	2.8
Weighted Average Maturity (Fund's Average)
	4/30/01	10/31/00	4/30/00
Spartan U.S. Treasury Money Market Fund	65 Days	80 Days	54 Days
Treasury Retail Money Market Funds Average *	62 Days	62 Days	51 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
U.S. Treasury Bills 38.7%	U.S. Treasury Bills 63.9%
U.S. Treasury Notes 61.6%	U.S. Treasury Notes 46.7%
Net Other Assets (0.3)%**	Net Other Assets (10.6)%**

** Net other assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Annual Report

Investments April 30, 2001

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 38.7%
5/3/01	5.01%	$ 40,113	$ 40,102
5/10/01	4.59	30,000	29,966
5/10/01	4.98	42,381	42,329
5/10/01	5.00	77,287	77,192
5/10/01	5.01	4,161	4,156
5/17/01	4.49	49,251	49,153
5/17/01	4.54	70,000	69,860
5/17/01	4.90	125,000	124,733
5/17/01	6.25	2,554	2,547
5/24/01	6.25	30,000	29,884
5/31/01	4.31	1,848	1,841
5/31/01	4.35	70,000	69,748
6/7/01	6.07	35,000	34,788
6/14/01	5.98	25,000	24,823
6/28/01	5.66	30,000	29,734
7/19/01	4.01	21,663	21,474
7/19/01	4.09	120,000	118,933
8/16/01	4.87	75,000	73,941
11/1/01	3.93	30,000	29,415
			874,619
U.S. Treasury Bonds - 3.0%
5/15/01	4.25	67,950	68,175
U.S. Treasury Notes - 44.2%
5/15/01	5.76	111,541	111,533
5/31/01	4.84	60,000	60,014
5/31/01	5.15	50,000	50,000
5/31/01	5.75	65,000	65,035
6/30/01	4.66	67,702	67,901
6/30/01	4.67	30,000	30,088
6/30/01	4.68	65,000	65,097
6/30/01	4.75	60,000	60,083
7/31/01	4.07	60,000	60,203
7/31/01	4.09	39,978	40,222
7/31/01	4.34	50,000	50,137
7/31/01	4.45	25,000	25,061
7/31/01	4.64	15,000	15,071
7/31/01	5.00	100,000	100,114
7/31/01	5.02	75,000	75,288
8/15/01	4.14	60,000	60,634
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Notes - continued
9/30/01	4.27%	$ 30,000	$ 30,245
12/31/01	4.22	30,000	30,344
			997,070
U.S. Treasury Notes - Principal Strips - 14.4%
5/15/01	5.19	25,000	24,950
5/15/01	5.30	30,000	29,939
5/15/01	6.31	20,000	19,953
5/15/01	6.47	15,000	14,964
5/15/01	6.86	20,000	19,950
7/31/01	6.53	25,000	24,607
8/15/01	5.13	15,000	14,780
8/15/01	5.66	35,000	34,437
8/15/01	6.37	25,000	24,554
11/15/01	4.02	30,000	29,353
11/15/01	4.08	30,000	29,343
11/15/01	4.18	30,000	29,327
11/15/01	4.31	30,000	29,308
			325,465
TOTAL INVESTMENT PORTFOLIO - 100.3%	2,265,329
NET OTHER ASSETS - (0.3)%	(7,893)
NET ASSETS - 100%	$ 2,257,436
Total Cost for Income Tax Purposes $ 2,265,329
Income Tax Information

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

|

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 2,265,329
Cash		53,457
Receivable for fund shares sold		3,970
Interest receivable		22,869
Total assets		2,345,625
Liabilities
Payable for investments purchased	$ 82,602
Payable for fund shares purchased	4,162
Distributions payable	552
Accrued management fee	855
Other payables and accrued expenses	18
Total liabilities		88,189
Net Assets		$ 2,257,436
Net Assets consist of:
Paid in capital		$ 2,256,964
Accumulated net realized gain (loss) on investments		472
Net Assets, for 2,256,833 shares outstanding		$ 2,257,436
Net Asset Value, offering price and redemption price per share ($2,257,436 ÷ 2,256,833 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	April 30, 2001
Investment Income Interest		$ 122,362
Expenses
Management fee	$ 9,190
Non-interested trustees' compensation	10
Interest	161
Total expenses before reductions	9,361
Expense reductions	(76)	9,285
Net investment income		113,077
Net Realized Gain (Loss) on Investments		586
Net increase in net assets resulting from operations		$ 113,663

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2001	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 113,077	$ 96,864
Net realized gain (loss)	586	(19)
Net increase (decrease) in net assets resulting from operations	113,663	96,845
Distributions to shareholders from net investment income	(113,077)	(96,864)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,888,920	1,802,762
Reinvestment of distributions from net investment income	105,046	90,125
Cost of shares redeemed	(1,736,880)	(1,982,838)
Net increase (decrease) in net assets and shares resulting from share transactions	257,086	(89,951)
Total increase (decrease) in net assets	257,672	(89,970)
Net Assets
Beginning of period	1,999,764	2,089,734
End of period	$ 2,257,436	$ 1,999,764

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.056	.047	.046	.050	.048
Less Distributions
From net investment income	(.056)	(.047)	(.046)	(.050)	(.048)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	5.70%	4.81%	4.67%	5.08%	4.92%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,257	$ 2,000	$ 2,090	$ 1,913	$ 1,911
Ratio of expenses to average net assets	.46%	.45%	.47%	.46%	.45%
Ratio of expenses to average net assets after expense reductions	.45% C	.45%	.46% C	.46%	.45%
Ratio of net investment income to average net assets	5.53%	4.70%	4.57%	4.96%	4.82%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the account closeout fee.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2001

1. Significant Accounting Policies.

Spartan® U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Reverse Repurchase Agreements. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. The average daily balance during the period for which the reverse repurchase agreements were outstanding amounted to $82,811,000. The weighted average interest rate was 4.37%.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $19,000 for the period.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $76,000 under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Treasury Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Treasury Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Treasury Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

June 1, 2001

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
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Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

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For directions and hours,
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Robert A. Litterst, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity® Cash Reserves

Fidelity Daily Income Trust

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TMM-ANN-0601 134802
1.703531.103

Spartan®

U.S. Government
Money Market

Fund

Annual Report

April 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan ® US Government Money Market	6.02%	29.75%	60.53%
Government Retail Money Market Funds Average	5.60%	27.38%	54.92%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government retail money market funds average, which reflects the performance of government retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 225 money market funds.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan US Government Money Market	6.02%	5.35%	4.85%
Government Retail Money Market Funds Average	5.60%	4.95%	4.47%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	5/01/01	1/30/01	10/31/00	8/1/00	5/2/00
Spartan U.S. Government Money Market Fund	4.64%	5.85%	6.20%	6.19%	5.61%
Government Retail Money Market Funds Average	4.04%	5.38%	5.83%	5.76%	5.25%
	5/02/01	1/31/01	11/1/00	8/2/00	5/3/00
MMDA	1.92%	2.06%	2.11%	2.12%	2.03%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the government retail money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Annual Report

Fund Talk: The Manager's Overview

An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Government Money Market Fund

Q. Bob, what was the investment environment like during the 12 months that ended April 30, 2001?

A. At the beginning of the period, the Federal Reserve Board was raising short-term interest rates in order to slow growth and head off inflation. The Fed was concerned about several factors that typically cause inflationary pressures to build: Economic growth was above a level at which inflation generally occurs, labor markets were tight and energy prices were on the rise. By the end of May 2000, the Fed had raised the rate banks charge each other for overnight loans - known as the fed funds target rate - up to 6.50%. Sentiment in the market reflected the belief that the Fed would continue raising rates through the end of 2000. However, in the third quarter signs emerged that economic growth was starting to moderate. Short-term rates stabilized and we witnessed a flattening of the money market yield curve - a representation of the difference between short- and long-term yields. The Fed remained on hold through the fourth quarter, although it maintained a bias toward raising rates. During the fourth quarter, it became evident that growth was slowing dramatically due to a series of adverse events, including higher energy costs and sharp declines in the equity markets. In addition, earlier Fed rate hikes and uncertainty about the results of the presidential election negatively affected consumer activity and sentiment. In December, the Fed announced a shift to a bias toward lowering rates, signaling its concern that a dramatically slower economy might need some support in order to maintain adequate levels of growth.

Q. What moves has the Fed made thus far in 2001?

A. It surprised the market by implementing a 0.50 percentage point cut in the fed funds target rate within the first few days of the year. Since then, the Fed has lowered the target rate by half of a percentage point three more times - including another surprise cut in April - bringing the rate from 6.50% in May 2000 to 4.50% by the end of April 2001. With economic growth falling rapidly, the Fed has responded in an aggressive manner, recognizing that the economic environment had changed significantly. The Fed appears committed to doing whatever it takes to keep the economy out of a recession. (Portfolio Manager photograph)

Q. The government agencies that enjoy the implicit backing of the federal government came under scrutiny by Congress in 2000. How did this development influence the government money market?

A. In 2000, some members of Congress raised concerns that agencies such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) were involved in activities that fell outside their mission and that were perhaps too risky, and that these agencies had grown too far too fast during the past few years. The concerned members of Congress worked together with the agencies' heads to make sure their issues would be addressed going forward. The agencies agreed to take actions to boost the safety and soundness of their activities, strengthen regulations, comply with their mission and increase the transparency of their activities. In the end, these discussions had a minimal impact on short-term agency debt, and the fund continued to utilize these securities extensively.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy with the fund?

A. At the beginning of the year, I targeted one-year securities because the yield curve was steep and their yields compensated the fund well for the possibility of continued Fed rate increases. Through the period in which the Fed was on hold with monetary policy, I shifted my focus to the one- to six-month range because yields on those maturities offered the best value due to a flatter yield curve. When it became evident that the Fed was going to lower rates, I purchased longer-term securities once again, this time to lock in higher yields. As the Fed's easing program progressed, the market priced in a continued aggressive Fed approach. The yield curve currently is inverted - with short-term yields higher than long-term yields - so investors currently are giving up yield for investing in longer-term money market securities. As a result, I've focused recent purchases in the one- to three-month range.

Q. How did the fund perform?

A. The fund's seven-day yield on April 30, 2001, was 4.64%, compared to 5.61% 12 months ago. For the 12 months that ended April 30, 2001, the fund had a total return of 6.02%, compared to 5.60% for the government retail money market funds average, according to iMoneyNet, Inc.

Q. What is your outlook?

A. Although market prices reflect the belief that the Fed may be nearing the end of its rate-cut program, the expectation is that the Fed will continue to lower rates during the next few months. After having acted aggressively, it would be very much in character for the Fed to pause at some point to assess the impact of its actions. Economic fundamentals currently are very mixed, and waiting for additional data would enable the Fed to have a better-informed perspective on economic prospects for the second half of the year. At that point, the Fed should be able to go either way, although its clear goal is to steer the economy away from a recession. The fund is currently positioned to take advantage of further near-term reductions in short-term interest rates.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

Fund number: 458

Trading symbol: SPAXX

Start date: February 5, 1990

Size: as of April 30, 2001, more than $853 million

Manager: Robert Litterst, since 1997; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1991

3

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/01	% of fund's investments 10/31/00	% of fund's investments 4/30/00
0 - 30	47.2	57.6	41.8
31 - 90	30.9	9.9	40.7
91 - 180	8.0	25.7	9.3
181 - 397	13.9	6.8	8.2
Weighted Average Maturity
	4/30/01	10/31/00	4/30/00
Spartan U.S. Government Money Market	66 Days	61 Days	61 Days
Government Retail Money Market Funds Average*	48 Days	45 Days	43 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Federal Agency Issues 78.4%	Federal Agency Issues 63.6%
U.S. Treasury Obligations 2.3%	U.S. Treasury Obligations 3.7%
Repurchase Agreements 22.5%	Repurchase Agreements 35.6%
Net Other Assets (3.2)%**	Net Other Assets (2.9)%**

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Investments April 30, 2001

Showing Percentage of Net Assets

Federal Agencies - 78.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 51.0%
Agency Coupons - 17.2%
5/1/01	4.48% (a)	$ 10,000,000	$ 9,999,092
5/1/01	4.49 (a)	16,000,000	15,998,655
5/1/01	4.53 (a)	11,000,000	10,998,861
5/4/01	4.94 (a)	22,000,000	21,990,192
6/3/01	4.89 (a)	23,000,000	22,994,721
7/25/01	4.21 (a)	5,000,000	4,996,745
7/30/01	4.17 (a)	10,000,000	9,993,459
11/14/01	6.55	7,000,000	6,999,622
11/16/01	6.54	8,000,000	7,998,753
11/21/01	6.39	9,000,000	8,997,953
12/6/01	6.20	12,000,000	11,996,774
1/18/02	5.34	6,000,000	5,999,568
1/18/02	5.35	8,000,000	7,998,848
			146,963,243
Discount Notes - 33.8%
5/10/01	6.53	23,000,000	22,963,660
5/10/01	7.20	14,000,000	13,976,480
5/24/01	6.50	35,000,000	34,859,349
5/30/01	4.33	28,000,000	27,902,786
5/31/01	5.98	12,000,000	11,941,600
6/14/01	6.00	8,620,000	8,558,472
6/21/01	4.70	50,000,000	49,671,331
7/12/01	4.68	50,000,000	49,537,000
8/16/01	5.03	16,186,000	15,949,788
10/5/01	6.48	10,000,000	9,733,100
10/11/01	4.50	15,000,000	14,701,167
12/27/01	5.02	10,000,000	9,680,000
4/5/02	4.58	20,000,000	19,175,100
			288,649,833
			435,613,076
Federal Home Loan Bank - 13.8%
Agency Coupons - 4.1%
7/12/01	4.52 (a)	15,000,000	14,995,400
7/19/01	4.59 (a)	20,000,000	19,993,605
			34,989,005
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Discount Notes - 9.7%
5/16/01	5.27%	$ 13,199,000	$ 13,170,402
5/25/01	4.38	10,000,000	9,970,867
6/8/01	4.92	25,000,000	24,871,750
7/5/01	5.73	20,000,000	19,798,861
8/17/01	5.16	15,000,000	14,773,650
			82,585,530
			117,574,535
Freddie Mac - 13.6%
Agency Coupons - 1.2%
5/1/01	4.47 (a)	10,000,000	9,994,906
Discount Notes - 12.4%
5/15/01	4.90	25,000,000	24,952,585
5/24/01	7.22	7,000,000	6,969,902
6/12/01	4.73	25,000,000	24,863,063
6/21/01	4.68	20,000,000	19,868,958
10/11/01	6.47	5,286,000	5,139,764
11/8/01	6.50	8,000,000	7,741,089
12/6/01	6.28	7,000,000	6,748,758
1/31/02	5.01	10,000,000	9,635,625
			105,919,744
			115,914,650
TOTAL FEDERAL AGENCIES			669,102,261
U.S. Treasury Obligations - 2.3%

U.S. Treasury Bills - 2.3%
11/1/01	3.93	20,000,000	19,610,217
Repurchase Agreements - 22.5%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated:
3/14/01 due 5/14/01 At 4.99%	$ 25,211,382	$ 25,000,000
3/22/01 due 5/24/01 At 4.78%	15,125,475	15,000,000
3/23/01 due 5/24/01 At 4.79%	15,123,742	15,000,000
4/12/01 due 6/11/01 At 4.75%	20,158,333	20,000,000
4/16/01 due 6/18/01 At 4.72%	20,165,200	20,000,000
4/26/01 due 5/30/01 At 4.33%	55,224,919	55,000,000
4/30/01 due 5/1/01 At 4.65%	41,966,424	41,961,000
TOTAL REPURCHASE AGREEMENTS		191,961,000
TOTAL INVESTMENT PORTFOLIO - 103.2%	880,673,478
NET OTHER ASSETS - (3.2)%	(27,033,520)
NET ASSETS - 100%	$ 853,639,958
Total Cost for Income Tax Purposes $ 880,673,478
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At April 30, 2001, the fund had a capital loss carryforward of approximately $5,000 all of which will expire on April 30, 2004.

A total of 19.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

|

Statement of Assets and Liabilities

	April 30, 2001
Assets
Investment in securities, at value (including repurchase agreements of $191,961,000) - See accompanying schedule		$ 880,673,478
Cash		84
Receivable for fund shares sold		1,320,995
Interest receivable		2,452,031
Total assets		884,446,588
Liabilities
Payable for investments purchased	$ 29,604,834
Payable for fund shares redeemed	755,734
Distributions payable	116,803
Accrued management fee	321,007
Other payables and accrued expenses	8,252
Total liabilities		30,806,630
Net Assets		$ 853,639,958
Net Assets consist of:
Paid in capital		$ 853,645,522
Accumulated net realized gain (loss) on investments		(5,564)
Net Assets, for 853,645,522 shares outstanding		$ 853,639,958
Net Asset Value, offering price and redemption price per share ($853,639,958 ÷ 853,645,522 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2001
Investment Income Interest		$ 49,993,953
Expenses
Management fee	$ 3,567,074
Non-interested trustees' compensation	3,240
Total expenses before reductions	3,570,314
Expense reductions	(33,347)	3,536,967
Net investment income		46,456,986
Net Realized Gain (Loss) on Investments		117,833
Net increase in net assets resulting from operations		$ 46,574,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2001	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 46,456,986	$ 41,854,574
Net realized gain (loss)	117,833	13,792
Net increase (decrease) in net assets resulting from operations	46,574,819	41,868,366
Distributions to shareholders from net investment income	(46,456,986)	(41,854,574)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	579,149,045	637,554,338
Reinvestment of distributions from net investment income	44,212,422	39,748,091
Cost of shares redeemed	(585,498,274)	(708,990,552)
Net increase (decrease) in net assets and shares resulting from share transactions	37,863,193	(31,688,123)
Total increase (decrease) in net assets	37,981,026	(31,674,331)
Net Assets
Beginning of period	815,658,932	847,333,263
End of period	$ 853,639,958	$ 815,658,932

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.059	.050	.049	.052	.050
Less Distributions
From net investment income	(.059)	(.050)	(.049)	(.052)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	6.02%	5.17%	5.02%	5.37%	5.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 853,640	$ 815,659	$ 847,333	$ 773,172	$ 815,751
Ratio of expenses to average net assets	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets after expense reductions	.45%	.45%	.44% C	.45%	.45%
Ratio of net investment income to average net assets	5.86%	5.03%	4.90%	5.24%	5.02%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the account closeout fee.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2001

1. Significant Accounting Policies.

Spartan® U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated March 14, 2001, due May 14, 2001	4.99%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$504,227,639
Aggregate market value of transferred assets	$518,355,227
Coupon rates of transferred assets	0.00% to 11.00%
Maturity dates of transferred assets	9/15/01 to 2/1/37
Dated March 22, 2001, due May 24, 2001	4.78%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$252,091,250
Aggregate market value of transferred assets	$255,000,000
Coupon rates of transferred assets	5.00% to 16.00%
Maturity dates of transferred assets	8/1/01 to 5/1/36
Dated March 23, 2001, due May 24, 2001	4.79%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$252,062,361
Aggregate market value of transferred assets	$256,292,710
Coupon rates of transferred assets	0.00% to 6.55%
Maturity dates of transferred assets	5/17/01 to 12/2/13

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated April 12, 2001, due June 11, 2001	4.75%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,979,167
Aggregate market value of transferred assets	$255,664,732
Coupon rates of transferred assets	5.50% to 11.00%
Maturity dates of transferred assets	5/1/01 to 4/1/31
Dated April 16, 2001, due June 18, 2001	4.72%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$252,065,000
Aggregate market value of transferred assets	$255,614,518
Coupon rates of transferred assets	5.00% to 11.00%
Maturity dates of transferred assets	6/1/01 to 4/1/31
Dated April 26, 2001, due May 30, 2001	4.33%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$502,044,722
Aggregate market value of transferred assets	$510,343,439
Coupon rates of transferred assets	0.00% to 9.50%
Maturity dates of transferred assets	5/1/01 to 4/1/31
Dated April 30, 2001, due May 1, 2001	4.65%
Number of dealers or banks	5
Maximum amount with one dealer or bank	41%
Aggregate principal amount of agreements	$3,388,411,000
Aggregate maturity amount of agreements	$3,388,849,030
Aggregate market value of transferred assets	$3,459,520,809
Coupon rates of transferred assets	0.00% to 9.00%
Maturity dates of transferred assets	5/4/01 to 4/15/31

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $8,561 for the period.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $33,347 under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Government Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Government Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Government Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 1, 2001

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Annual Report

Michigan

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Robert A. Litterst, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach*

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

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Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

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Boston, MA

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The Bank of New York

New York, NY

Fidelity's Taxable
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Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

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